Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases
8	Leases

The Group is engaged in multiple lease arrangements for vessels and containers, supporting its operating activities, as well as for buildings, vehicles, IT equipment and other tangible assets. Such lease arrangements (some of which include options for extension and / or purchase of the underlying asset) are characterized by large-scale, frequent and recurring engagements at common market terms.

(a)	Right-of-use-assets

		Containers and equipment	Buildings, vehicles and other tangible assets

	Vessels			Total
	US $ in millions
Balance as at January 1, 2024	3,613.3	283.5	49.2	3,946.0
Additions	2,852.6	158.4	9.2	3,020.2
Depreciation	(982.5)	(67.2)	(8.2)	(1,057.9)
Other (*)	(226.6)	(8.1)	(1.3)	(236.0)
Balance as at December 31, 2024	5,256.8	366.6	48.9	5,672.3

		Containers and equipment	Buildings, vehicles and other tangible assets

	Vessels			Total
	US $ in millions
Balance as at January 1, 2023	3,967.3	380.0	58.0	4,405.3
Additions	2,432.4	1.0	19.5	2,452.9
Depreciation	(1,299.0)	(64.5)	(15.6)	(1,379.1)
Impairment	(1,417.3)	(21.1)	(43.0)	(1,481.4)
Other (*)	(70.1)	(11.9)	30.3	(51.7)
Balance as at December 31, 2023	3,613.3	283.5	49.2	3,946.0

(*) Mainly lease modifications and terminations, see also Note 5.

(b)	Maturity analysis of the Group's lease liabilities

	As at December 31
	2024	2023
	US $ in millions
Less than one year	1,321.7	1,644.7
One to five years	2,581.0	2,308.2
More than five years	2,019.6	935.9
Total	5,922.3	4,888.8

The Group’s lease liabilities are mostly denominated in USD, discounted by interest rates with weighted average of 8.1% (8.1% as at December 31, 2023).

(c)	Amounts recognized in profit or loss

	2024	2023	2022
	US $ in millions
Interest expenses related to lease liabilities	458.8	370.0	206.0
Expenses relating to short-term leases:
Vessels	0.9	27.3	101.6
Containers	31.9	23.6	34.3

(d)	Amounts recognized in the statement of cash flows

	2024	2023	2022
	US $ in millions

Cash outflow related to lease liabilities	2,524.1	2,063.0	1,564.1

(e)	For further details regarding the Group’s commitment in respect of future leases and other leases not accounted as a lease liability as of December 31, 2024, see Note 26.